Cost of sales of goods and services, without considering depreciation and amortization - Costs applicable to sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of cost of sales [Line Items]
Royalties expenses	$ 12,974	$ 11,749	$ 12,832
Depreciation and amortization, note 11(h)	187,211	189,620	226,335
Cost of sales of goods, excluding depreciation and amortization	813,106	652,613	799,582
Cost of inventory recognized in cost of inventory	207,994	299,955	326,790
Minera Yanacocha Srl And Subsidiaries [Member]
Disclosure of cost of sales [Line Items]
Beginning balance of finished goods and in-process	222,258	302,382	341,213
Beginning balance of provision for net realizable value, note 8(b)	13,287	47,925	89,127
Consumption of supplies	111,532	138,041	200,036
Personnel expenses	41,751	61,298	72,325
Other services	40,211	31,864	41,120
Maintenance	17,317	17,415	26,645
Power	12,933	20,241	23,619
Depreciation and amortization, note 11(h)	151,843	140,252	144,862
Workers' profit participation	12,059	17,199	12,804
Incremental costs related to COVID-19 pandemic and care and maintenance	20,309	43,672
Provision for mine closure, note 13(b)	823,889	124,780	142,129
Ending balance of provision for net realizable value, note 8(b)	1,259	13,287	47,925
Ending balance of finished goods and in-process	211,845	222,258	302,382
Cost of sales of goods, excluding depreciation and amortization	1,252,710	666,456	692,721
Minera Yanacocha Srl And Subsidiaries [Member] | S.M.R.L. Chaupiloma Dos de Cajamarca
Disclosure of cost of sales [Line Items]
Royalties expenses	15,928	18,638	22,297
Minera Yanacocha Srl And Subsidiaries [Member] | Government [member]
Disclosure of cost of sales [Line Items]
Royalties expenses	$ 6,553	$ 7,570	$ 9,255